Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Schedule of loans receivable

The following table is a summary of loans receivable.

	September 30, 2019		September 30, 2018
	(In thousands)		(In thousands)
Gross loans by category
Single-family residential	$5,835,194	43.8%	$5,798,966	45.1%
Construction	2,038,052	15.3	1,890,668	14.7
Construction - custom	540,741	4.1	624,479	4.9
Land - acquisition & development	204,107	1.5	155,204	1.2
Land - consumer lot loans	99,694	0.7	102,036	0.8
Multi-family	1,422,674	10.7	1,385,125	10.8
Commercial real estate	1,631,170	12.3	1,452,168	11.3
Commercial & industrial	1,268,695	9.5	1,140,874	8.9
HELOC	142,178	1.1	130,852	1.0
Consumer	129,883	1.0	173,306	1.3
Total gross loans	13,312,388	100%	12,853,678	100%
Less:
Allowance for probable losses	131,534		129,257
Loans in process	1,201,341		1,195,506
Net deferred fees, costs and discounts	48,938		51,834
Total loan contra accounts	1,381,813		1,376,597
Net loans	$11,930,575		$11,477,081

Schedule of fixed and adjustable rate loans
The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2019
Fixed-Rate			Adjustable-Rate
Term To Maturity	Gross Loans	% of Gross Loans	Term To Rate Adjustment	Gross Loans	% of Gross Loans
	(In thousands)			(In thousands)
Within 1 year	$135,426	1.0%	Less than 1 year	$4,056,238	30.5%
1 to 3 years	416,285	3.1	1 to 3 years	558,197	4.2
3 to 5 years	341,838	2.6	3 to 5 years	489,151	3.7
5 to 10 years	993,685	7.5	5 to 10 years	110,934	0.8
10 to 20 years	1,059,127	8.0	10 to 20 years	32,242	0.2
Over 20 years	5,101,241	38.3	Over 20 years	18,024	0.1
	$8,047,602	60.5%		$5,264,786	39.5%

Schedule of loans receivable by loan category and geography
The following tables provide information regarding loans receivable by loan category and geography.

September 30, 2019	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$3,125,058	$351,771	$82,891	$61,534	$315,615	$482,453	$530,165	$521,049	$90,263	$83,818	$5,644,617
Oregon	694,577	353,388	50,195	13,228	61,699	430,749	294,574	287,922	1,376	14,780	2,202,488
Arizona	575,256	331,088	18,871	10,990	58,550	262,400	246,041	78,590	1,642	12,570	1,595,998
Utah	527,142	58,865	—	4,116	45,277	246,097	74,454	40,368	127	7,458	1,003,904
Texas	161,616	82,598	2,936	416	1,889	420,627	165,692	165,646	467	—	1,001,887
New Mexico	205,559	174,485	32,443	2,049	17,775	68,120	194,621	15,379	1,162	11,474	723,067
Idaho	321,184	43,446	16,771	4,658	27,499	88,956	91,725	34,125	84	8,932	637,380
Nevada	190,941	26,837	—	2,694	12,437	—	32,094	20,426	95	3,129	288,653
Other	33,861	196	—	9	—	38,650	1,804	105,190	34,667	17	214,394
	$5,835,194	$1,422,674	$204,107	$99,694	$540,741	$2,038,052	$1,631,170	$1,268,695	$129,883	$142,178	$13,312,388

Percentage by geographic area
September 30, 2019	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	23.5%	2.7%	0.7%	0.5%	2.5%	3.6%	4.1%	3.8%	0.7%	0.6%	42.7%
Oregon	5.2	2.7	0.4	0.1	0.5	3.2	2.2	2.2	—	0.1	16.6
Arizona	4.3	2.5	0.1	0.1	0.4	2.0	1.8	0.6	—	0.1	11.9
Utah	4.0	0.4	—	—	0.3	1.8	0.6	0.3	—	0.1	7.5
Texas	1.2	0.6	—	—	—	3.2	1.2	1.2	—	—	7.4
New Mexico	1.5	1.3	0.2	—	0.1	0.5	1.5	0.1	—	0.1	5.3
Idaho	2.4	0.3	0.1	—	0.2	0.7	0.7	0.3	—	0.1	4.8
Nevada	1.4	0.2	—	—	0.1	—	0.2	0.2	—	—	2.1
Other	0.3	—	—	—	—	0.3	—	0.8	0.3	—	1.7
	43.8%	10.7%	1.5%	0.7%	4.1%	15.3%	12.3%	9.5%	1.0%	1.1%	100%

Percentage by geographic area as a % of each loan type
September 30, 2019	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC
	As % of total gross loans
Washington	53.6%	24.7%	40.6%	61.7%	58.4%	23.7%	32.5%	41.1%	69.5%	59.0%
Oregon	11.9	24.8	24.6	13.3	11.4	21.1	18.1	22.7	1.1	10.4
Arizona	9.9	23.3	9.2	11.0	10.8	12.9	15.1	6.2	1.3	8.8
Utah	9.0	4.1	—	4.1	8.4	12.1	4.6	3.2	0.1	5.2
Texas	2.8	5.8	1.4	0.4	0.3	20.6	10.2	13.1	0.4	—
New Mexico	3.5	12.3	15.9	2.1	3.3	3.3	11.9	1.2	0.9	8.1
Idaho	5.5	3.1	8.2	4.7	5.1	4.4	5.6	2.7	0.1	6.3
Nevada	3.3	1.9	—	2.7	2.3	—	2.0	1.6	0.1	2.2
Other	0.6	—	—	—	—	1.9	0.1	8.3	26.7	—
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

Schedule of impaired loans, loan commitments and loans serviced for others
The following table provides additional information on impaired loans, loan commitments and loans serviced for others.

	September 30, 2019	September 30, 2018
	(In thousands)
Recorded investment in impaired loans	$149,546	$199,545
TDRs included in impaired loans	121,677	156,858
Specific reserves on impaired loans	439	517
Average balance of impaired loans for year ended	175,187	228,398
Interest income from impaired loans for year ended	7,918	10,232
Outstanding fixed-rate origination commitments	357,247	400,426
Gross loans serviced for others	102,282	77,958

Non accrual loans held by the company
The following table sets forth information regarding non-accrual loans.

	September 30, 2019		September 30, 2018
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$25,271	74.9%	$27,643	49.6%
Construction	—	—	2,427	4.4
Land - acquisition & development	169	0.5	920	1.7
Land - consumer lot loans	246	0.7	787	1.4
Commercial real estate	5,835	17.3	8,971	16.1
Commercial & industrial	1,292	3.8	14,394	25.8
HELOC	907	2.7	523	0.9
Consumer	11	—	21	—
Total non-accrual loans	$33,731	100%	$55,686	100%
Non-accrual loans as % of total loans	0.28%		0.49%

Aging of past due loans
The following tables break down delinquent loans by loan category and delinquency bucket.

September 30, 2019	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)
Single-family residential	$5,835,186	$5,809,239	$3,672	$3,211	$19,064	$25,947	0.44%
Construction	1,164,889	1,164,889	—	—	—	—	—
Construction - custom	255,505	255,505	—	—	—	—	—
Land - acquisition & development	161,194	161,194	—	—	—	—	—
Land - consumer lot loans	99,694	98,916	112	619	47	778	0.78
Multi-family	1,422,652	1,422,652	—	—	—	—	—
Commercial real estate	1,631,171	1,625,509	1,614	285	3,763	5,662	0.35
Commercial & industrial	1,268,695	1,267,828	—	—	867	867	0.07
HELOC	142,178	140,718	580	183	697	1,460	1.03
Consumer	129,883	129,227	295	117	244	656	0.51
Total Loans	$12,111,047	$12,075,677	$6,273	$4,415	$24,682	$35,370	0.29%
Delinquency %		99.71%	0.05%	0.04%	0.20%	0.29%

September 30, 2018	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)
Single-family residential	$5,798,353	$5,768,253	$7,983	$3,562	$18,555	$30,100	0.52%
Construction	1,062,855	1,060,428	—	—	2,427	2,427	0.23
Construction - custom	289,192	289,192	—	—	—	—	—
Land - acquisition & development	123,560	122,620	—	270	670	940	0.76
Land - consumer lot loans	101,908	101,294	144	117	353	614	0.60
Multi-family	1,385,103	1,385,103	—	—	—	—	—
Commercial real estate	1,452,169	1,448,946	316	1,767	1,140	3,223	0.22
Commercial & industrial	1,140,874	1,130,836	—	—	10,038	10,038	0.88
HELOC	130,852	129,510	567	469	306	1,342	1.03
Consumer	173,306	172,777	172	328	29	529	0.31
Total Loans	$11,658,172	$11,608,959	$9,182	$6,513	$33,518	$49,213	0.42%
Delinquency %		99.58%	0.08%	0.06%	0.29%	0.42%

Schedule of loan modifications
The following table provides information related to loans that were modified in a TDR during the periods presented.

	Twelve Months Ended September 30, 2019			Twelve Months Ended September 30, 2018
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-family residential	8	$1,225	$1,225	27	$5,070	$5,070
Land - acquisition & development	—	—	—	1	107	107
Land - consumer lot loans	1	40	40	—	—	—
Commercial real estate	—	—	—	1	120	120
Commercial & industrial	—	—	—	4	7,739	7,739
HELOC	—	—	—	2	95	95
Consumer	—	—	—	1	—	—
	9	$1,265	$1,265	36	$13,131	$13,131

The following table provides information on payment defaults occurring during the periods presented where the loan had been modified in a TDR within 12 months of the payment default.

	Twelve Months Ended September 30, 2019		Twelve Months Ended September 30, 2018
	Number of	Recorded	Number of	Recorded
TDRs That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
	(In thousands)		(In thousands)
Single-family residential	7	$1,546	4	$433
HELOC	—	—	1	77
	7	$1,546	5	$510